Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies [Abstract]
Summary of Future Payments of Commitments	These items exclude amounts recorded in the Consolidated Balance Sheets.

As at December 31, 2018	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1)	1,040	1,104	1,335	1,491	1,562	16,809	23,341
Operating Leases (Building Leases) (2)	104	73	78	74	77	1,425	1,831
Capital Commitments	21	2	1	-	-	-	24
Other Long-Term Commitments	148	81	45	37	32	147	490
Total Payments (3)	1,313	1,260	1,459	1,602	1,671	18,381	25,686

As at December 31, 2017	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter	Total
Transportation and Storage (1)	899	886	919	1,123	1,223	13,260	18,310
Operating Leases (Building Leases) (2)	155	146	142	141	140	2,305	3,029
Capital Commitments	16	2	-	-	-	-	18
Other Long-Term Commitments	109	39	32	28	25	122	355
Total Payments (3)	1,179	1,073	1,093	1,292	1,388	15,687	21,712

(1)	Includes transportation commitments of $14 billion (2017 – $9 billion) that are subject to regulatory approval or have been approved, but are not yet in service.
(2)	Excludes committed payments for which a provision has been provided.
(3)	Contracts undertaken on behalf of WRB are reflected at Cenovus’s 50 percent interest.